Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	$ 2,735	$ 2,642
Operating Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	1,035	808
Interest Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	1,700	1,599
Other Finance Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses		$ 235